ARTISAN FUNDS, INC.

SUPPLEMENT DATED NOVEMBER 29, 2010

TO THE PROSPECTUS OF ARTISAN FUNDS, INC. (Investor Shares)

DATED JANUARY 28, 2010

ARTISAN OPPORTUNISTIC VALUE FUND

The last sentence of the legend on the cover of the fund’s Summary Prospectus is deleted and replaced with the following:

The Fund’s current prospectus and statement of additional information, both dated January 28, 2010, as amended November 29, 2010, are incorporated by reference into this summary prospectus.

Effective December 1, 2010, the name of Artisan Opportunistic Value Fund changed to Artisan Value Fund.

Accordingly, each reference in Artisan Funds’ prospectus to Artisan Opportunistic Value Fund is hereby replaced with Artisan Value Fund.

ARTISAN VALUE FUND

Effective December 1, 2010, Artisan Value Fund’s management fees have been lowered. Accordingly, the following replaces the text under the subheading “Fees and Expenses of the Fund”:

Shareholder Fees (fees paid directly from your investment):

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Exchange Fee	None
Redemption Fee	None

Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.76%
Distribution (12b-1) Fees	None
Other Expenses	0.42
Total Annual Fund Operating Expenses	1.18
[1]

The Fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of December 1, 2010, as if such reduction had been in effect during the fiscal year ended September 30, 2009. The information has been restated to better reflect anticipated expenses of the Fund.

EXPENSE EXAMPLE

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$120	$375	$649	$1,432

Case Label # 00077778